Earnings Per Share - Components of the Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net earnings available to common shareholders	$ 2,720	$ 2,265	$ 5,369	$ 4,524	$ 8,506	$ 8,295
Weighted average common shares outstanding	5,703,463	5,124,140	5,701,062	5,117,956	5,217,348	5,095,305
Dilutive effect of stock options	91,225	84,384	92,491	87,605	93,726	84,797
Diluted common shares	5,794,688	5,208,524	5,793,553	5,205,561	5,311,074	5,180,102
Basic earnings per common share	$ 0.48	$ 0.44	$ 0.94	$ 0.88	$ 1.63	$ 1.63
Diluted earnings per common share	$ 0.47	$ 0.43	$ 0.93	$ 0.87	$ 1.60	$ 1.60